Operations - Operational impacts (Details Textuals) R$ in Thousands	Sep. 01, 2024 BRL (R$)	Aug. 13, 2024 BRL (R$)	Jun. 10, 2024 BRL (R$) item	Dec. 31, 2024 BRL (R$)	Nov. 28, 2024 shares	May 21, 2023
Disclosure of operating segments [line items]
Contingent consideration to be settled				R$ 42,186
Share Repurchase Program, Authorized, Number of Shares | shares					25,000,000
Companhia Ultragaz S A [member] | WTZ Participações S.A. [Member]
Disclosure of operating segments [line items]
Percentage of equity interest acquired	51.70%
Amount of purchase price upon purchase and sale agreement	R$ 104,490
Primary contribution	49,490,000
Business Combination, Payments for purchase price adjustments	55,000
Contingent consideration to be settled	R$ 45,384
Centro de Convenincias Millennium Ltda [member] | Pão de Açúcar Group stations [member]
Disclosure of operating segments [line items]
Amount of purchase price upon purchase and sale agreement			R$ 130,000
Primary contribution		R$ 90,000
Number of service stations | item			49
Ultrapar Empreendimentos Ltda. | Serra Diesel Transportador Revendedor Retalhista Ltda. [member]
Disclosure of operating segments [line items]
Percentage of equity interest acquired						60.00%